Derivative Liability Disclosure	Mar. 31, 2023
Notes
Derivative Liability Disclosure

Note 7 - Derivative Liability

The Company applies the provisions of ASC 815-40, Derivatives and Hedging - Contracts in an Entity’s Own Stock, under which convertible instruments that contain terms and provisions which cause the embedded conversion options to be accounted for as derivative liabilities. As a result, embedded conversion options in certain convertible notes and convertible preferred stock are recorded as a liability and are revalued at fair value at each reporting date. As of March 31, 2023 and December 31, 2022, total derivative liabilities amounted $252,659 (consist of derivative liability from convertible debt of $119,519 and derivative liability related to acquisition of Aphrodite’s Marketing $133,140) and $116,508 (consist of derivative liability from convertible debt of $108,594 and derivative liability related to acquisition of Aphrodite’s Marketing $7,914), respectively.

The following is a roll forward for the three months ended March 31, 2023 and for the year ended December 31, 2022 of the fair value liability of price adjustable derivative instruments:

Fair Value of Liability for Derivative Instruments

Balance at December 31, 2021	$978,232
Initial valuation of derivative liabilities included in debt discount	201,250
Initial valuation of derivative liabilities related to issuance of Series B and C Preferred Stock	37,706
Initial valuation of derivative liabilities included in derivative expense	(405,700)
Reclassification of derivative liabilities to gain from extinguishment of debt	(67,284)
Change in fair value of derivative liabilities	(627,696)
Balance at December 31, 2022	116,508
Change in fair value of derivative liabilities	136,151
Balance at March 31, 2023	$252,659

The Company calculates the estimated fair values of the liabilities for derivative instruments using the Black-Scholes pricing model. The closing price of the Company’s common stock at March 31, 2023 and December 31, 2022 was $0.05 for both periods. The volatility, expected remaining term, and risk-free interest rates used to estimate the fair value of derivative liabilities at March 31, 2023 are indicated in the table that follows. The expected term is equal to the remaining term of the convertible instruments and the risk-free rate is based upon rates for treasury securities with the same term.

	Initial Valuations (on new derivative instruments entered into during the three months ended March 31, 2023)	March 31, 2023
Volatility	-	628% to 637%
Expected Remaining Term (in years)	-	0.08 to 0.51
Risk Free Interest Rate	-	4.74 to 4.94%
Expected dividend yield	-	None